Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Term Loan [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Original amount (in Dollars)	$ 88,000,000	$ 88,000,000
Matures date	Nov. 26, 2024	Nov. 26, 2024
Interest payments percentage	7.50%	7.50%
Remainder loan percentage	11.00%	11.00%
PIK interest percentage	8.50%	8.50%
Remainder loan PIK percentage	5.00%	5.00%
Convertible Promissory [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date	Dec. 15, 2024	Dec. 15, 2024
Interest payments percentage	8.00%	8.00%
Convertible promissory original amount (in Dollars)	$ 23,000,000	$ 23,000,000
Common stock per share (in Dollars per share)	$ 10	$ 10
Delayed Draw Term Loan [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date	Nov. 26, 2024	Nov. 26, 2024
Interest payments percentage	7.50%	7.50%
Remainder loan percentage	11.00%	11.00%
PIK interest percentage	8.50%	8.50%
Remainder loan PIK percentage	5.00%	5.00%
Term loan original amount (in Dollars)	$ 17,000,000	$ 17,000,000
Three Promissory Notes [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date	Dec. 30, 2023	Dec. 30, 2023
Aggregate original amount (in Dollars)	$ 4,600,000	$ 4,600,000
Loans interest percentage	12.00%	12.00%
Deferred Cash Payment [Member]
Notes Payable (Details) - Schedule of successor predecessor note payable consisted (Parentheticals) [Line Items]
Matures date	Nov. 26, 2022	Nov. 26, 2022
Common stock per share (in Dollars per share)	$ 10	$ 10
Convertible promissory original amount (in Dollars)	$ 10,000,000	$ 10,000,000
Principal interest payments percentage	(9.00%)	(9.00%)